Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2021
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies - Minimum Future Commitments (Table)

Amount
Lease Obligations (Bareboat Charter-in):
Year
June 30, 2022	22,623
June 30, 2023	31,974
June 30, 2024	32,062
June 30, 2025	31,974
June 30, 2026	31,974
June 30, 2027 and thereafter	216,299
Total	$366,906